Cover	Aug. 14, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2025
Entity File Number	001-40908
Entity Registrant Name	MiNK Therapeutics, Inc.
Entity Central Index Key	0001840229
Entity Tax Identification Number	82-2142067
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	149 Fifth Avenue, Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	994-8250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	INKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false